LOSS ON DEBT REFINANCING (Details) $ in Thousands, $ in Millions					12 Months Ended
	May 01, 2017 CAD ($)	Jan. 05, 2017 CAD ($)	Jul. 16, 2015 CAD ($)	Apr. 10, 2015 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)	Mar. 31, 2017 CAD ($)	Dec. 02, 2016 CAD ($)	Jul. 16, 2015 USD ($)	Jul. 16, 2015 CAD ($)	Apr. 10, 2015 USD ($)
Long-term debt
Redeemed for cash consideration					$ 321,028	$ 10,714	$ 637,083
Loss on debt refinancing					$ 5,201	$ 7,346	12,153
Gain from hedging contracts							$ 3,914
6.875% Senior Notes
Long-term debt
Principal amount								$ 125,000	$ 175,000
Annual nominal interest rate (in percentage)								6.875%	6.875%
Redeemed for cash consideration	$ 129,300	$ 181,000
6.375% Senior Notes
Long-term debt
Principal amount												$ 175.0
Annual nominal interest rate (in percentage)												6.375%
Redeemed for cash consideration				$ 204,500
9.125% Senior Notes
Long-term debt
Principal amount										$ 75.0
Annual nominal interest rate (in percentage)										9.125%	9.125%
Redeemed for cash consideration			$ 75,900
7.125% Senior Notes
Long-term debt
Principal amount											$ 300,000
Annual nominal interest rate (in percentage)										7.125%	7.125%
Redeemed for cash consideration			$ 310,700